Income taxes - Additional Information (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income taxes
Reversal of deferred tax on unremitted earnings		₽ 447,034		₽ 447,034	₽ 447,034
Provision for uncertain tax positions		₽ (447,034)		₽ (447,034)	(447,034)
Income tax rate			20.00%
Effective tax rate	23.90%	38.80%	31.90%	40.60%
Unrecognized deferred tax assets	₽ 489,429		₽ 489,429		433,340
Reversal of provision for uncertain tax positions					110,708
Provision for uncertain income tax positions	₽ 336,326		₽ 336,326		₽ 336,326